Financing Arrangements (Schedule of Maturities of Long-term Debt) (Detail) $ in Millions	Dec. 31, 2016 USD ($)
Debt Disclosure [Abstract]
2017	$ 24.7
2018	20.8
2019	138.4
2020	8.1
2021	$ 263.1